Net Loss Per Share (Table)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of Reconciliation of the Numerator and Denominator for the Basic and Diluted Earnings

	December 31, 2021	December 31, 2020
Income (loss) available to Common Stockholders per share:
Net loss	$(67,883,898)	$(21,671,394)
Weighted average common shares outstanding:
Basic and Diluted	4,139,275	2,950,556
Net loss per share – Basic and Diluted	$(16.40)	$(7.34)